Consolidated Statements of Cash Flows (USD $) In Thousands	12 Months Ended
	Jan. 01, 2011	Jan. 02, 2010	Jan. 03, 2009
Cash flows from operating activities:
Net income	$ 44,243	$ 41,790	$ 54,562
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	31,908	25,226	24,433
Deferred income taxes	2,402	14,652	(12,428)
Loss/(gain) on sale of assets	51	(294)	(141)
Increase/(decrease) in long-term pension liability	1,353	(11,974)	6,784
Stock-based compensation expense	2,146	768	800
Write-off deferred loan costs	851	0	0
Goodwill impairment	0	0	15,914
Changes in operating assets and liabilities, net of effects from acquisitions:
Restricted cash	24	52	(16)
Accounts receivable	(6,276)	(5,148)	18,977
Escrow receivable	(16,267)	0	0
Income taxes refundable	(869)	10,643	(11,248)
Inventories and prepaid expenses	(4,661)	4,286	(398)
Accounts payable and accrued expenses	23,727	(369)	(6,884)
Other	2,878	(446)	1,595
Net cash provided by operating activities	81,510	79,186	91,950
Cash flows from investing activities:
Capital expenditures	(24,720)	(23,638)	(31,006)
Acquisitions, net of cash acquired	(758,182)	(33,987)	(15,876)
Gross proceeds from sale of property, plant and equipment and other assets	624	1,913	1,101
Payments related to routes and other intangibles	(1,367)	0	(6,609)
Net cash used in investing activities	(783,645)	(55,712)	(52,390)
Cash flows from financing activities:
Proceeds from long-term debt	550,000	48	0
Payments on long-term debt	(32,509)	(5,000)	(6,250)
Net proceeds from revolver borrowings	160,000	0	0
Contract payments	0	(72)	(176)
Deferred loan costs	(24,020)	(946)	(67)
Issuance of common stock	35	11	303
Minimum withholding taxes paid on stock awards	(585)	(108)	(1,199)
Excess tax benefits from stock-based compensation	234	(39)	2,308
Net cash provided/(used) in financing activities	653,155	(6,106)	(5,081)
Net increase/(decrease) in cash and cash equivalents	(48,980)	17,368	34,479
Cash and cash equivalents at beginning of year	68,182	50,814	16,335
Cash and cash equivalents at end of year	19,202	68,182	50,814
Cash paid during the period for:
Interest	7,743	2,687	3,016
Income taxes, net of refunds	$ 28,114	$ 2,244	$ 44,246